SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of test monitoring costs and royalty fees
	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB

Test monitoring costs	124,427,159	113,042,449	142,116,286
Royalty fees	14,850,125	4,991,524	4,823,101

Schedule of useful lives of property and equipment

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of allocation of recognized employee benefit expenses

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Cost of revenues	5,375,566	5,597,846	6,334,414
Research and development	4,960,632	5,563,607	5,810,237
Sales and marketing	3,511,656	4,045,878	4,169,401
General and administrative	2,568,027	2,870,561	2,583,837

Total expense due to employee benefit plans	16,415,881	18,077,892	18,897,889

Schedule of assets and liabilities and the net revenue and net income (loss) and cash flows of ATA Online

March 31, 2015
RMB

Cash	18,397,974
Accounts receivable, net	23,145,899
Prepayment and other current assets	5,228,560
Amounts due from related parties	25,159

Total current assets	46,797,592
Equity method investments	35,729,848
Property and equipment, net	562,021
Other assets	8,171,895

Total assets	91,261,356

Accrued expenses and other payables	15,011,489
Amounts due to related parties	19,436,997
Deferred revenue	731,490

Total current liabilities and total liabilities	35,179,976

	Year ended March 31,
	2014	2015
	RMB	RMB

Net revenue	100,204,186	154,454,044
Net income	13,224,130	21,951,065

	Year ended March 31,
	2014	2015
	RMB	RMB
Net cash provided by operating activities	21,829,320	22,655,696
Net cash used in investing activities	(249,904)	(37,956,001)
Net cash used in financing activities	—	—